Plan Amendment and Termination - Additional information (Details)	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
Employee Benefit Plan Plan Amendment And Termination [Line Items]
Employee Benefit Plan Plan Termination Remain Vested Percentage	100.00%